ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accounts payable	$ 14,474,333	$ 8,677,648
Accrued liabilities	1,580,757	2,058,725
Total accounts payable and accrued expenses	$ 16,055,090	$ 10,736,373